PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total	$ 23,584,607	$ 21,448,458
Less: Accumulated depreciation	(17,925,416)	(15,605,936)
Property, Plant and Equipment, Net	5,659,191	5,842,522
Depreciation	2,319,480	2,202,865	2,175,564
Computer and Transmission Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	17,305,410	15,312,698
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,288,057	1,162,452
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	860,109	807,082
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	2,885,943	2,917,621
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	541,704	543,308
Office Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 703,384	$ 705,297